Document and Entity Information	0 Months Ended
Oct. 18, 2013
Risk/Return:
Document Type	497
Document Period End Date	Oct. 18, 2013
Registrant Name	Strategic Funds, Inc.
Central Index Key	0000737520
Amendment Flag	false
Document Creation Date	Oct. 18, 2013
Document Effective Date	Oct. 18, 2013
Prospectus Date	May 01, 2013
DREYFUS ACTIVE MIDCAP FUND | Class A
Risk/Return:
Trading Symbol	DNLDX
DREYFUS ACTIVE MIDCAP FUND | Class C
Risk/Return:
Trading Symbol	DNLCX
DREYFUS ACTIVE MIDCAP FUND | Class I
Risk/Return:
Trading Symbol	DNLRX